Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of right of use assets

			Plant,
			equipment
	Land	Buildings	and vehicles	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2024	117	5 101	7 133	12 351
Cost	326	8 919	14 647	23 892
Accumulated depreciation and impairment	(209)	(3 818)	(7 514)	(11 541)
Additions	13	868	1 072	1 953
Modifications and reassessments	—	35	654	689
Reclassification to assets	—	—	(129)	(129)
Translation of foreign operations	7	28	(25)	10
Terminations	(17)	(5)	(132)	(154)
Current year depreciation charge	(8)	(553)	(1 942)	(2 503)
Net (impairment)/reversal of right of use assets (note 8)	142	(352)	(173)	(383)
Carrying amount at 30 June 2025	254	5 122	6 458	11 834
Cost	305	9 840	14 740	24 885
Accumulated depreciation and impairment	(51)	(4 718)	(8 282)	(13 051)
Additions	15	1 565	858	2 438
Modifications and reassessments	—	(7)	379	372
Translation of foreign operations	(16)	(88)	(374)	(478)
Terminations	—	(1)	(45)	(46)
Current year depreciation charge	(10)	(594)	(1 803)	(2 407)
Net impairment of right of use assets (note 8)	—	(156)	(182)	(338)
Carrying amount at 30 June 2026	243	5 841	5 291	11 375
Cost	301	10 897	14 651	25 849
Accumulated depreciation and impairment	(58)	(5 056)	(9 360)	(14 474)

Schedule of lease liabilities

		2026	2025
for the year ended 30 June	Note	Rm	Rm
Lease liabilities
Total long-term lease liabilities		15 690	15 177
Short-term portion (included in short-term debt)	15	1 754	2 183
		17 444	17 360
Reconciliation
Balance at beginning of year		17 360	17 437
New lease contracts		2 544	1 928
Payments made on lease liabilities		(2 800)	(3 077)
Modifications and reassessments		372	685
Interest accrued		567	530
Termination of lease liability		(48)	(168)
Translation of foreign operations		(551)	25
Balance at end of year		17 444	17 360

Schedule of amounts recognised in income statement and cash flow

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 758	1 669	1 557
Expense relating to short-term leases*	561	634	626
Expense relating to leases of low-value assets that are not shown above as short-term leases*	84	73	82
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	57	55	56
Amounts recognised in statement of cash flows
Total cash outflow on leases	4 693	4 978	4 499
*	Included in cash paid to suppliers and employees in the statement of cash flows.

Schedule of incremental borrowing rates

Southern Africa	6,53 – 14,42% (2025: 9,00 – 14,83%)
North America	5,94 – 7,67% (2025: 6,37 – 7,34%)
Eurasia	3,24 – 6,01% (2025: 2,46 – 7,78%)